Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Intangible Assets [Abstract]
Summary of Intangible Assets

	Goodwill	Market related £m	Customer related £m	Editorial content £m	Software and technology £m	Other £m	Total acquired intangible assets £m	Total internally developed intangible assets £m	Total intangible assets excluding goodwill £m
COST
As at 1 January 2020	6,824	2,436	1,564	632	569	2,434	7,635	3,041	10,676
Acquisitions	570	21	250	–	156	–	427	–	427
Additions	–	–	–	–	–	–	–	318	318
Disposals and other	(6)	–	(6)	(10)	(20)	(34)	(70)	(90)	(160)
Exchange translation differences	(164)	(66)	(58)	(8)	(17)	(19)	(168)	(18)	(186)
At 1 January 2021	7,224	2,391	1,750	614	688	2,381	7,824	3,251	11,075
Acquisitions	131	11	78	11	51	5	156	–	156
Additions	–	–	–	–	–	–	–	310	310
Disposals and other	(3)	(2)	2	(7)	–	(23)	(30)	(19)	(49)
Exchange translation differences	14	15	10	2	1	(13)	15	(31)	(16)
At 31 December 2021	7,366	2,415	1,840	620	740	2,350	7,965	3,511	11,476

ACCUMULATED AMORTISATION
As at 1 January 2020	–	1,236	993	483	365	2,370	5,447	1,777	7,224
Charge for the year*	–	134	103	40	77	22	376	319	695
Disposals and other	–	(7)	(7)	(1)	(19)	(36)	(70)	(78)	(148)
Exchange translation differences	–	(40)	(35)	(8)	(9)	(18)	(110)	(11)	(121)
At 1 January 2021	–	1,323	1,054	514	414	2,338	5,643	2,007	7,650
Charge for the year*	–	109	79	39	54	16	297	295	592
Disposals and other	–	(2)	(6)	1	–	(23)	(30)	(19)	(49)
Exchange translation differences	–	8	5	2	(1)	(12)	2	(23)	(21)
At 31 December 2021	–	1,438	1,132	556	467	2,319	5,912	2,260	8,172

NET BOOK AMOUNT
At 31 December 2020	7,224	1,068	696	100	274	43	2,181	1,244	3,425
At 31 December 2021	7,366	977	708	64	273	31	2,053	1,251	3,304

*
Includes impairments of acquired intangible assets of £13m (2020: £42m in Legal and £23m in Exhibitions), and an impairment of internally developed intangible assets of £29m in Exhibitions in 2020 which has been classified as exceptional. Refer to note 2 for further detail on the exceptional costs in Exhibitions in 2020.

Summary of Breakdown of Goodwill into Cash Generating Units

GOODWILL	2021	2020
Risk	3,675	3,546
Scientific, Technical & Medical	1,683	1,669
Legal	1,406	1,395
Exhibitions	602	614
Total	7,366	7,224

Key Assumptions Used for Each Group of Cash Generating Units
The key assumptions used for each group of CGUs are disclosed below:

KEY ASSUMPTIONS	2021		2020
	Pre-tax discount rate	Nominal long-term market growth rate	Pre-tax discount rate	Nominal long-term market growth rate
Risk	9.8%	3%	10.6%	3%
Scientific, Technical & Medical	9.1%	3%	9.8%	3%
Legal	9.9%	2%	11.2%	2%
Exhibitions	11.7%	3%	12.6%	3%